Going Concern (Details)			12 Months Ended
	Sep. 28, 2025	Oct. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 25, 2026 USD ($)	Jan. 31, 2026 USD ($)	Oct. 20, 2025 USD ($)	Oct. 20, 2025 CNY (¥)
Going Concern [Line Items]
Net loss			$ (5,970,105)	$ (10,978,791)	$ (6,726,689)
Net cash uses in operating activities			(6,354,919)	(5,547,277)	$ (4,711,703)
Retained earnings			(32,926,445)	$ (26,956,340)
Working capital			$ 2,347,048
Annual interest rate			4.20%	4.20%
Loan Agreements [Member]
Going Concern [Line Items]
Annual interest rate			4.20%
Line of Credit [Member]
Going Concern [Line Items]
Maximum borrowing capacity amount | ¥									¥ 50,000,000
Hong Kong Xinyun Trading Limited [Member] | Line of Credit [Member]
Going Concern [Line Items]
Maximum borrowing capacity amount		$ 2,000,000
Contract term		5 years
Annual interest rate			4.20%	4.20%
Unutilized amount			$ 28,914,473
Financial Support Letters [Member] | Hong Kong Xinyun Trading Limited [Member] | Line of Credit [Member]
Going Concern [Line Items]
Repaid amount			1,662,987
Original Financial Support Letter [Member] | Hong Kong Xinyun Trading Limited [Member] | Line of Credit [Member]
Going Concern [Line Items]
Maximum borrowing capacity amount								$ 7,149,905	¥ 50,000,000
Original Financial Support Letter [Member] | Hong Kong Xinyun Trading Limited [Member] | Line of Credit [Member] | Loan Agreements [Member]
Going Concern [Line Items]
Unutilized amount			2,456,983
Subsequent Event [Member] | Line of Credit [Member]
Going Concern [Line Items]
Aggregate drawdown							$ 1,234,553
Subsequent Event [Member] | Hong Kong Xinyun Trading Limited [Member] | Line of Credit [Member]
Going Concern [Line Items]
Maximum borrowing capacity amount						$ 27,000,000
Hong Kong Xinyun Trading Limited [Member] | Line of Credit [Member] | December 2024 and January 2025 Loan Agreement [Member]
Going Concern [Line Items]
Aggregate drawdown			3,458,369
Hong Kong Xinyun Trading Limited [Member] | Financial Support Letters [Member] | Line of Credit [Member]
Going Concern [Line Items]
Contract term	5 years
Hong Kong Xinyun Trading Limited [Member] | Financial Support Letters [Member] | Line of Credit [Member] | First Loan Agreement [Member]
Going Concern [Line Items]
Aggregate drawdown			$ 1,748,514